Contingent Liabilities and Financial Commitments - Individual Cases - Additional Information (Details)	Dec. 31, 2020 Case
Disclosure Of Commitments And Contingencies [Line Items]
Number of individual cases is brought by or on behalf of an individual survivors alleging personal injury	1
United States | RJRT, B&W and Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	189